Intangible assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets, Net
Schedule of Intangible Assets, Net

Intangible assets, net, consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Internally developed software	171,801	233,366
Trademark	692	1,070
Supplier relationship	15,620	15,620

Accumulated amortization	(55,720)	(99,015)

Intangible assets, net	132,393	151,041